SCHEDULE OF CAPITALIZED SOFTWARE DEVELOPMENT COSTS (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Capitalized software development costs	$ 382,342
Less accumulated amortization	(18,463)
Capitalized software development costs, net	$ 363,879